UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
OPERATING ACTIVITIES
Net income	$ 871,987	$ 514,803
Net income/(loss) from continuing operations	951,268	(89,144)
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	39,328	41,592
Impairment of long-lived assets	76,155	0
Net (income)/loss from equity method investments	(12,996)	562
Change in fair value of investment in listed equity securities	(346,497)	244,210
FINANCING ACTIVITIES
Cash, cash equivalents and restricted cash within assets held for sale at the beginning of period	80,507	64,749
Cash, cash equivalents and restricted cash within assets held for sale at end of period	41	74,791
Net increase/(decrease) in cash within assets held for sale	80,466	(10,042)
Net increase/(decrease) in cash, cash equivalents, restricted cash and cash within assets held for sale	290,829	(32,744)
Cash, cash equivalents and restricted cash at beginning of period	338,284	226,124
Cash, cash equivalents and restricted cash at end of period	629,113	193,380
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	498,164	91,084
Restricted cash and short-term deposits	19,025	30,247
Restricted cash	111,924	72,049
Cash, cash equivalents, restricted cash and restricted cash equivalents	629,113	193,380
Continuing operations
OPERATING ACTIVITIES
Net income/(loss) from continuing operations	951,268	(89,144)
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	39,328	41,592
Amortization of deferred charges and debt guarantees, net	1,642	1,107
Impairment of long-lived assets	76,155	0
Net (income)/loss from equity method investments	(12,996)	562
Compensation cost related to employee stock awards	2,455	2,445
Net foreign exchange losses/(gains)	(1,536)	654
Change in fair value of investment in listed equity securities	(346,497)	244,210
Changes in assets and liabilities:
Trade accounts receivable	(20,951)	(2,605)
Inventories	(209)	75
Other current and non-current assets	(36,575)	4,184
Amounts due from/to related companies	(3,568)	(9,269)
Trade accounts payable	3,325	(3,379)
Accrued expenses	(205)	(13,827)
Other current and non-current liabilities	(53,515)	67,845
Net cash provided by continuing operating activities	141,792	73,347
INVESTING ACTIVITIES
Additions to assets under development	(220,354)	(183,305)
Additions to equity method investments	0	(8,625)
Additions to other investments	(2,447)	0
Proceeds from subscription of equity interest in Gimi MS	26,903	16,872
Proceeds from sale of listed equity securities	252,960
Dividends received from listed equity securities	4,908	3,725
Net cash provided by/(used in) continuing investing activities	61,970	(171,333)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	258,287	112,848
Net debt repayments	(534,294)	(70,325)
Cash dividends paid	(39,293)	(24,437)
Financing costs paid	(8,960)	(4,599)
Purchase of treasury shares	(20,358)	(24,484)
Proceeds from exercise of share options	161	0
Net cash used in continuing financing activities	(344,457)	(10,997)
Discontinued operations
OPERATING ACTIVITIES
Add: Net (income)/loss from discontinued operations	79,281	(603,947)
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	8,699	37,895
Amortization of deferred charges and debt guarantees, net	3,932	895
Net (income)/loss from equity method investments	0	6,891
Compensation cost related to employee stock awards	239	618
Net foreign exchange losses/(gains)	574	160
Changes in assets and liabilities:
Trade accounts receivable	437	3,312
Inventories	0	380
Other current and non-current assets	(5,536)	276
Amounts due from/to related companies	(804)	0
Trade accounts payable	(7,285)	2,915
Accrued expenses	(4,946)	14,378
Other current and non-current liabilities	(22,105)	718
Drydocking expenditure	0	(1,591)
Deconsolidation of lessor VIEs	(59,085)	0
(Gain)/loss on disposal and impairment of long-lived assets	105,201	(575,056)
Net cash (used in)/provided by discontinued operating activities	(59,960)	95,738
INVESTING ACTIVITIES
Dividends received from listed equity securities	0	460
Additions to vessels and equipment	0	(925)
Net proceeds from disposals of equity method investments	0	119,560
Net proceeds from disposals of long-lived assets	569,298	0
Net cash provided by discontinued investing activities	569,298	119,095
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	0	10,073
Net debt repayments	(158,000)	(137,925)
Financing costs paid	(280)	(700)
Net cash used in discontinued financing activities	(158,280)	(128,552)
Interest rate swap | Continuing operations
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments (interest rate swaps)	(74,915)	(18,557)
Oil and gas derivative | Continuing operations
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments (interest rate swaps)	$ (381,414)	$ (152,546)